Schedule of Computation of Basic and Dilutive Net Income (Details) - USD ($)		1 Months Ended	3 Months Ended		4 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income	$ (10,423)		$ (329,471)	$ (319,048)
Weighted-average common unit outstanding – basic	1		1	1
Net income	$ (10,423)		$ (329,471)	$ (319,048)
Weighted-average common unit outstanding – diluted	1		1	1
Net income	$ (10,423)		$ (329,471)	$ (319,048)
PROCAP BTC, LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income		$ 24,618,525		$ 75,811,285	$ 100,429,810
Weighted-average common unit outstanding – basic		3,809,524		10,000,000	8,849,558
Net income		$ 6.46		$ 7.58	$ 11.35
Change in fair value of conversion feature		$ 10,330,000			$ 55,782,000
Net income, as diluted		$ 14,288,525			$ 44,647,810
Weighted-average common unit outstanding – diluted		28,404,762		74,562,500	65,984,513
Net income		$ 0.50		$ 0.41	$ 0.68